Annual Total Returns - FIMMFunds-Class2ComboPRO - FIMMFunds-Class2ComboPRO - Fidelity Investments Money Market Government Portfolio - Fidelity Investments Money Market Government Portfolio - Class II	May 30, 2024
Bar Chart Table:
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.10%
Annual Return 2017	0.60%
Annual Return 2018	1.57%
Annual Return 2019	1.93%
Annual Return 2020	0.28%
Annual Return 2021	0.01%
Annual Return 2022	1.36%
Annual Return 2023	4.87%